Schedule of Finite Lived Intangible Assets (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	5,295,033	7,307,753	10,457,439
Accumulated Amortization	(4,235,416)	(6,318,657)	(6,504,512)
Net Book Value	1,059,617	989,096	3,952,927
Technology And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	861,266	2,282,513	3,849,156
Accumulated Amortization	(208,133)	(1,831,236)	(2,067,991)
Net Book Value	653,133	451,277	1,781,165
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	279,914	409,934	1,070,483
Accumulated Amortization	(258,574)	(383,380)	(407,517)
Net Book Value	21,340	26,554	662,966
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	2,182,319	2,585,296	3,460,132
Accumulated Amortization	(1,841,423)	(2,120,209)	(1,999,859)
Net Book Value	340,896	465,087	1,460,273
License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	1,971,534	2,030,010
Accumulated Amortization	(1,927,286)	(1,983,832)
Net Book Value	44,248	46,178
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges			2,077,668
Accumulated Amortization			(2,029,145)
Net Book Value			48,523
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges			1,626,482
Net Book Value			1,626,482
Minimum [Member] | Technology And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	9 months 18 days	1 year 3 months 18 days	1 year 8 months 12 days
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life			2 years 3 months 18 days
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life		3 months 18 days	1 year 3 months 18 days
Maximum [Member] | Technology And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	20 years	20 years	13 years 4 months 24 days
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	9 months 18 days	1 year 3 months 18 days	17 years 7 months 6 days
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	2 years 6 months	3 years	11 years 6 months
Maximum [Member] | License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	5 years 9 months 18 days	6 years 3 months 18 days	7 years 3 months 18 days